Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Maturity short-term deposits	Less than 90 days	Less than 90 days
U.S. dollar bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	$ 191,438
Russian ruble bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	6,294	107,004
Bank accounts in other currencies [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	$ 280	$ 85